FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Price risk-commodities (Details) R$ in Thousands	12 Months Ended		156 Months Ended
	Dec. 31, 2017 BRL (R$) $ / T R$ / $ customer MW	Dec. 31, 2016 BRL (R$) $ / T	Dec. 31, 2016 $ / T MW
Commodity price risk exposure and sensitivity analysis
Fair value of Embedded derivative	R$ 228,773
Scenario (50%) | TJLP (long-term interest rate)
Commodity price risk exposure and sensitivity analysis
Percentage of decrease in indexes and prices used for sensitivity analysis	50.00%
Price risk
Commodity price risk exposure and sensitivity analysis
Main clients | customer	3
Price of aluminum as quoted on the LME | $ / T	2,087.00	1,772.00	1,772.00
Cap price of aluminum as quoted on the LME | $ / T	2,773.21
Floor price of aluminum as quoted on the LME | $ / T	1,450.00
Price positive variance (in percent)	21.20%
Loss in the operation with derivatives	R$ 197,458
Gain in the operation with derivatives		R$ 182,462
Price risk | Scenario (25%)
Commodity price risk exposure and sensitivity analysis
Impacts on fair value of embedded derivative asset due to changes in commodity prices sensitivity analysis	928,181
Price risk | Scenario (50%)
Commodity price risk exposure and sensitivity analysis
Impacts on fair value of embedded derivative asset due to changes in commodity prices sensitivity analysis	R$ 1,095,362
Price risk | Maximum | USD
Commodity price risk exposure and sensitivity analysis
Exchange rate | R$ / $	3.35
Price risk | Minimum | USD
Commodity price risk exposure and sensitivity analysis
Exchange rate | R$ / $	3.15
Price risk | Albras | July 1 2004 to December 31 2006
Commodity price risk exposure and sensitivity analysis
Volume in Average Megawatts (MW) | MW	750
Price risk | Albras | January 1 2007 to December 31 2024
Commodity price risk exposure and sensitivity analysis
Volume in Average Megawatts (MW) | MW	800
Price risk | BHP
Commodity price risk exposure and sensitivity analysis
Volume in Average Megawatts (MW) | MW			315
Price decrease risk | Scenario (50%)
Commodity price risk exposure and sensitivity analysis
Minimum commodity price for determination of contract premium | $ / T	1,450